Quarterly Report
April 30, 2023
MFS®  High Yield Pooled Portfolio
HYP-Q1

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.9%
Aerospace & Defense – 2.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$567,000	$567,040
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,404,000	1,399,588
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,450,000	2,051,875
Moog, Inc., 4.25%, 12/15/2027 (n)		3,444,000	3,238,014
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		1,911,000	1,621,244
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,352,000	2,363,118
TransDigm, Inc., 6.375%, 6/15/2026		1,650,000	1,647,761
TransDigm, Inc., 5.5%, 11/15/2027		2,707,000	2,597,856
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,991,000	2,021,942
TransDigm, Inc., 4.625%, 1/15/2029		2,593,000	2,346,665
			$19,855,103
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$2,464,000	$2,280,884
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		1,486,960	1,413,036
			$3,693,920
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$3,328,000	$3,347,458
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		1,045,000	1,049,044
Dana, Inc., 5.375%, 11/15/2027		1,897,000	1,782,938
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,210,936
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,605,000	1,929,863
Ford Motor Co., 5.113%, 5/03/2029		3,005,000	2,799,972
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		5,697,000	5,390,998
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,025,000	1,523,813
			$19,035,022
Broadcasting – 1.3%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$3,580,000	$2,294,852
iHeartCommunications, Inc., 8.375%, 5/01/2027		2,908,000	1,918,950
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		2,112,000	1,836,173
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,136,103
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	833,474	739,823
			$8,925,901
Brokerage & Asset Managers – 1.5%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$428,000	$397,753
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		2,748,000	2,825,081
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,420,000	2,026,886
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,657,000	1,470,588
NFP Corp., 4.875%, 8/15/2028 (n)		2,230,000	2,029,813
NFP Corp., 6.875%, 8/15/2028 (n)		2,492,000	2,173,963
			$10,924,084
Building – 3.4%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,452,000	$1,329,308
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		2,406,000	1,922,187
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,385,000	2,987,263
Interface, Inc., 5.5%, 12/01/2028 (n)		3,784,000	3,032,857
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,930,000	1,621,200
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,352,000	2,246,160
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		3,110,000	3,056,104
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		1,545,000	1,274,517
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	655,000	631,795
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$1,364,000	1,274,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$2,673,000	$2,307,197
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,494,000	2,162,701
		$23,846,140
Business Services – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,159,540
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,835,000	1,748,932
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,590,000	1,529,359
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,992,000	3,019,613
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)	2,137,000	1,842,586
		$9,300,030
Cable TV – 8.2%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,914,000	$2,369,665
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,920,000	1,811,654
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	8,209,000	7,062,992
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,337,000	3,641,777
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	3,089,000	2,529,924
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,113,000	1,609,557
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,750,000	2,255,544
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	1,700,000	1,062,135
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,990,000	1,525,929
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	699,740
DISH DBS Corp., 7.75%, 7/01/2026	1,380,000	797,212
DISH DBS Corp., 5.25%, 12/01/2026 (n)	1,815,000	1,386,355
DISH DBS Corp., 5.125%, 6/01/2029	2,015,000	929,286
DISH Network Corp., 11.75%, 11/15/2027 (n)	1,067,000	1,007,936
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,919,000	2,772,721
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	796,554
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	2,037,000	1,719,941
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	5,108,000	4,549,853
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)	1,868,000	1,411,593
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	4,600,000	4,245,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,828,000	1,764,020
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,140,000	985,758
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,640,000	3,067,350
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	4,110,000	3,684,566
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,030,000	4,087,142
		$57,775,004
Chemicals – 2.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,274,000	$2,196,241
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	3,805,000	3,290,380
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,322,000	2,931,240
Ingevity Corp., 3.875%, 11/01/2028 (n)	2,997,000	2,630,036
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,508,000	2,160,015
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	2,608,000	2,157,809
		$15,365,721
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,788,000	$1,693,377
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	745,000	670,351
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	2,470,000	2,224,461
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,625,000	2,304,934
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	2,331,000	2,194,054
		$9,087,177

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,197,000	$4,128,799
Fair Isaac Corp., 4%, 6/15/2028 (n)		743,000	692,129
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		1,057,000	939,409
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	944,656
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,139,000	4,006,204
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		3,012,000	2,515,020
Virtusa Corp., 7.125%, 12/15/2028 (n)		2,086,000	1,679,202
			$14,905,419
Conglomerates – 3.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,517,579
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,559,000	4,125,895
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		2,331,000	2,467,946
Gates Global LLC, 6.25%, 1/15/2026 (n)		3,101,000	3,069,990
Griffon Corp., 5.75%, 3/01/2028		2,691,000	2,482,621
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,659,000	2,081,493
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,784,958
TriMas Corp., 4.125%, 4/15/2029 (n)		4,734,000	4,213,260
			$21,743,742
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)		$2,300,000	$2,103,833
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		1,110,000	1,032,628
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,920,000	1,682,351
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		770,000	692,984
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		3,046,000	3,018,007
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,048,000	1,777,908
			$10,307,711
Consumer Products – 2.1%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,117,616
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,661,000	2,326,832
Mattel, Inc., 3.375%, 4/01/2026 (n)		2,670,000	2,525,543
Mattel, Inc., 5.875%, 12/15/2027 (n)		680,000	680,837
Mattel, Inc., 6.2%, 10/01/2040		127,000	119,689
Newell Brands, Inc., 6.375%, 9/15/2027		1,587,000	1,563,195
Newell Brands, Inc., 6.625%, 9/15/2029		1,654,000	1,633,862
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,200,000	2,133,714
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		2,129,000	1,745,780
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		2,070,000	1,262,700
			$15,109,768
Consumer Services – 4.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,737,000	$2,546,048
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,480,000	1,160,292
ANGI Group LLC, 3.875%, 8/15/2028 (n)		3,064,000	2,398,070
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,820,000	2,446,350
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		850,000	793,280
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		4,304,000	3,728,487
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,049,000	1,963,536
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,251,000	2,120,757
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		3,115,000	2,873,587
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		1,030,000	880,373
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		245,000	200,141
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		2,564,000	1,903,770
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,254,806
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,943,000	3,448,153
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		2,073,000	1,943,473
			$29,661,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 3.1%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$1,450,000	$1,269,557
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	3,777,000	3,076,612
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,900,000	3,335,277
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,405,000	3,528,728
Crown Americas LLC, 5.25%, 4/01/2030	1,960,000	1,906,512
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,670,000	3,513,292
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,254,824
LABL, Inc., 5.875%, 11/01/2028 (n)	1,913,000	1,764,743
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,295,000	2,215,657
		$21,865,202
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$2,515,000	$1,737,512
Electronics – 1.5%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$1,175,000	$1,071,638
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,382,000	1,183,407
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	930,000	930,549
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,575,000	3,519,908
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	1,340,000	1,315,866
Synaptics, Inc., 4%, 6/15/2029 (n)	2,690,000	2,273,051
		$10,294,419
Energy - Independent – 3.0%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$851,000	$839,616
CNX Resources Corp., 6%, 1/15/2029 (n)	1,394,000	1,289,525
CNX Resources Corp., 7.375%, 1/15/2031 (n)	733,000	707,210
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,249,000	2,941,571
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	2,955,000	2,791,695
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,890,000	1,675,807
Matador Resources Co., 6.875%, 4/15/2028 (n)	725,000	729,546
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,869,000	1,747,128
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	445,000	450,006
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	2,361,000	2,234,164
SM Energy Co., 6.75%, 9/15/2026	632,000	622,520
SM Energy Co., 6.5%, 7/15/2028	2,107,000	1,996,383
Southwestern Energy Co., 8.375%, 9/15/2028	1,015,000	1,062,729
Southwestern Energy Co., 5.375%, 3/15/2030	1,870,000	1,740,298
		$20,828,198
Entertainment – 2.6%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$2,959,000	$2,705,666
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	1,550,000	1,275,649
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	1,354,000	1,388,164
Life Time, Inc., 8%, 4/15/2026 (n)	1,516,000	1,507,443
Merlin Entertainments, 5.75%, 6/15/2026 (n)	1,161,000	1,102,950
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,535,000	1,389,437
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	2,080,000	1,791,645
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	525,000	495,221
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,434,687
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,920,000	2,574,843
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,640,000	1,476,049
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,139,141
		$18,280,895
Financial Institutions – 3.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$2,372,633	$2,058,259
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,938,000	2,798,840
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	282,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	$5,505,595	$4,914,955
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,592,000	3,019,579
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,669,000	3,476,378
OneMain Finance Corp., 6.875%, 3/15/2025	2,275,000	2,225,588
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,802,781
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	2,597,000	2,195,815
SLM Corp., 3.125%, 11/02/2026	2,978,000	2,605,750
		$26,380,821
Food & Beverages – 2.9%
B&G Foods, Inc., 5.25%, 4/01/2025	$1,735,000	$1,639,316
B&G Foods, Inc., 5.25%, 9/15/2027	650,000	569,288
BellRing Brands, Inc., 7%, 3/15/2030 (n)	3,036,000	3,110,316
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,213,000	3,148,986
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,368,000	2,313,764
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,520,000	3,179,317
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,892,000	3,432,456
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,115,000	2,897,518
		$20,290,961
Gaming & Lodging – 3.8%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$1,148,000	$1,007,135
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	1,784,000	1,799,922
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,506,000	2,556,752
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,287,350
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	1,042,000	1,016,521
International Game Technology PLC, 4.125%, 4/15/2026 (n)	3,670,000	3,523,401
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	841,412
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	350,000	294,859
Sands China Ltd., 4.3%, 1/08/2026	2,080,000	1,954,700
Sands China Ltd., 4.875%, 6/18/2030	1,984,000	1,804,137
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	2,232,000	1,980,297
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,858,000	2,657,340
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,229,000	1,986,596
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	871,000	760,453
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,655,000	2,444,588
		$26,915,463
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$1,180,000	$1,075,576
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,329,419
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,765,000	3,411,128
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,362,000	3,087,011
		$8,903,134
Insurance - Property & Casualty – 1.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$1,467,000	$1,400,912
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	640,000	535,728
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,068,000	883,428
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	1,090,000	1,017,508
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	255,000	219,974
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	1,852,679
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	755,000	738,027
Hub International Ltd., 5.625%, 12/01/2029 (n)	3,612,000	3,214,680
		$9,862,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$1,885,000	$1,950,975
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,595,000	3,819,687
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,313,186
		$8,083,848
Major Banks – 0.4%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$2,545,000	$2,592,159
Medical & Health Technology & Services – 5.8%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,775,000	$2,471,290
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	1,403,000	1,136,986
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,585,000	3,353,320
Catalent, Inc., 3.125%, 2/15/2029 (n)	3,373,000	2,870,513
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,734,000	3,276,345
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,625,000	1,609,488
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,365,000	2,394,943
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	2,126,000	1,771,945
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,482,000	2,161,993
Encompass Health Corp., 5.75%, 9/15/2025	985,000	982,651
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,428,092
Encompass Health Corp., 4.625%, 4/01/2031	435,000	390,072
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	3,940,000	3,844,184
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	761,475
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,960,000	1,629,965
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	2,641,000	2,207,084
Tenet Healthcare Corp., 6.125%, 10/01/2028	3,309,000	3,210,419
Tenet Healthcare Corp., 4.375%, 1/15/2030	853,000	783,778
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	2,169,000	2,145,383
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,740,374
		$41,170,300
Medical Equipment – 1.2%
Embecta Corp., 5%, 2/15/2030 (n)	$1,711,000	$1,475,857
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,895,000	3,112,126
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	1,515,000	1,310,419
Teleflex, Inc., 4.625%, 11/15/2027	2,561,000	2,464,963
		$8,363,365
Metals & Mining – 3.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,859,000	$2,757,355
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	2,377,000	1,960,312
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,005,000	1,922,650
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,481,000	1,377,330
Ero Copper Corp., 6.5%, 2/15/2030 (n)	1,757,000	1,563,203
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,940,000	3,422,397
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,621,551
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	3,771,000	3,329,944
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,153,044
Novelis Corp., 3.25%, 11/15/2026 (n)	1,250,000	1,144,330
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,286,616
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,144,726
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	1,452,817	1,372,912
TMS International Corp., 6.25%, 4/15/2029 (n)	685,000	529,353
		$26,585,723
Midstream – 4.5%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,436,000	$2,158,912
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,484,000	3,029,390
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	247,000	242,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	$246,000	$239,852
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,919,000	5,395,308
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,105,000	939,069
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	857,000	855,217
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	2,104,000	2,106,821
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	4,231,000	4,053,171
NuStar Logistics, LP, 6.375%, 10/01/2030	263,000	253,272
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	914,000	881,852
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,790,000	3,506,386
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	2,905,000	2,966,874
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,375,000	3,031,421
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	605,000	613,474
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,762,846
		$32,036,526
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$693,000	$666,811
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	3,207,000	3,034,355
		$3,701,166
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$2,761,000	$2,602,450
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	1,864,000	1,789,440
		$4,391,890
Oils – 0.9%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,470,000	$3,889,251
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,702,000	1,565,585
Puma International Financing S.A., 5%, 1/24/2026	1,001,000	899,272
		$6,354,108
Other Banks & Diversified Financials – 0.2%
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	$1,637,000	$1,638,080
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$2,879,000	$2,510,982
NCR Corp., 5.125%, 4/15/2029 (n)	1,793,000	1,550,944
		$4,061,926
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$1,495,000	$1,480,050
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	1,873,000	1,510,106
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	375,000	240,000
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,010,000	3,685,451
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,834,000	2,607,293
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,351,000	2,094,843
		$11,617,743
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$550,000	$534,980
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,749,000	2,508,960
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	957,000	890,689
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	891,465
Stericycle, Inc., 3.875%, 1/15/2029 (n)	2,960,000	2,663,114
		$7,489,208

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$2,680,000	$2,117,254
Taseko Mines Ltd., 7%, 2/15/2026 (n)		2,069,000	1,908,835
			$4,026,089
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$2,965,000	$2,482,357
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	655,000	$512,222
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$2,752,000	2,305,239
			$2,817,461
Real Estate - Other – 0.4%
XHR LP, REIT, 4.875%, 6/01/2029 (n)		$2,978,000	$2,584,636
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$2,430,000	$1,968,521
Retailers – 1.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$2,967,000	$2,640,663
Bath & Body Works, Inc., 5.25%, 2/01/2028		4,244,000	4,057,286
Hanesbrands, Inc., 9%, 2/15/2031 (n)		1,517,000	1,552,876
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,657,000	1,517,862
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		2,896,000	2,342,257
			$12,110,944
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$2,141,000	$1,899,840
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		851,000	736,639
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,315,000	1,083,310
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,855,000	1,243,518
Penske Automotive Group Co., 3.75%, 6/15/2029		2,935,000	2,551,988
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,415,000	2,381,505
			$9,896,800
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$1,397,000	$1,350,475
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		2,190,000	1,940,331
			$3,290,806
Telecommunications - Wireless – 1.2%
Altice France S.A., 6%, 2/15/2028 (n)		$3,210,000	$1,976,624
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		1,390,000	1,034,151
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,656,481
SBA Communications Corp., 3.125%, 2/01/2029		4,360,000	3,729,984
			$8,397,240
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$1,550,000	$1,386,678
U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, 3%, 6/30/2024		$5,321,000	$5,221,439
Utilities - Electric Power – 3.1%
Calpine Corp., 4.5%, 2/15/2028 (n)		$3,148,000	$2,931,758
Calpine Corp., 5.125%, 3/15/2028 (n)		3,359,000	3,102,738
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		1,747,000	1,655,587
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		5,363,000	4,588,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	$188,000	$185,176
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	468,480
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	1,950,500
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,955,000	1,869,430
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,550,000	3,399,125
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,478,000	1,370,830
		$21,521,983
Total Bonds		$668,686,402
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,312	$873,972
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,105,632
Total Common Stocks		$1,979,604
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,697	$24,031
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,697	15,712
Total Contingent Value Rights		$39,743
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	42,350	$26,612

Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 4.59% (v)	25,057,187	$25,062,198
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF – July 2023 @ 0.74%	Put	Goldman Sachs International	$ 19,563,456	$ 2,596	$254,408
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ 0.71%	Put	Goldman Sachs International	29,202,000	3,875	317,750
Total Purchased Options					$572,158
Other Assets, Less Liabilities – 1.2%	8,292,247
Net Assets – 100.0%	$704,658,964
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,062,198 and $671,304,519, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $561,961,510, representing 79.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	197,752	USD	247,441	HSBC Bank	7/21/2023	$1,474
Liability Derivatives
USD	3,265,077	EUR	2,962,872	Merrill Lynch International	7/21/2023	$(14,590)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$3,949,687	June – 2023	$191,032
U.S. Treasury Ultra Bond	Long	USD	6	848,438	June – 2023	34,330
						$225,362
At April 30, 2023, the fund had cash collateral of $165,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$572,158	$—	$1,105,632	$1,677,790
Luxembourg	—	913,715	—	913,715
United Kingdom	—	26,612	—	26,612
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,221,439	—	5,221,439
U.S. Corporate Bonds	—	552,947,765	—	552,947,765
Foreign Bonds	—	110,517,198	—	110,517,198
Mutual Funds	25,062,198	—	—	25,062,198
Total	$25,634,356	$669,626,729	$1,105,632	$696,366,717
Other Financial Instruments
Futures Contracts – Assets	$225,362	$—	$—	$225,362
Forward Foreign Currency Exchange Contracts – Assets	—	1,474	—	1,474
Forward Foreign Currency Exchange Contracts – Liabilities	—	(14,590)	—	(14,590)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	(233,400)
Disposed of as part of a corporate action	(275,672)
Balance as of 4/30/23	$1,105,632
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2023 is $0. At April 30, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,165,324	$48,803,330	$39,910,033	$1,039	$2,538	$25,062,198
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$216,645	$—